SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Discounted Future Net Cash Flows) (Details) (USD $)	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Future cash inflows	$ 14,185
Production	3,822
Development	623
Income taxes	3,396
Future net cash flows	6,344
10% annual discount for estimated timing of cash flows	(3,371)
Future net cash flows at end of year	$ 2,973